Risk management - Disclosure of high quality liquid assets (Details) - Liquidity risk - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	€ 351,304	€ 348,028	€ 312,042
Cash and reserves available at central banks
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	188,745	217,935	127,285
Marketable assets Level 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	150,912	119,043	177,887
Marketable assets Level 2A
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	4,696	4,236	3,308
Marketable assets Level 2B
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	€ 6,951	€ 6,814	€ 3,562